Financial Instruments and Derivatives - Commodity Price Risk (Details) - Commodity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ (148.5)	$ (73.7)
Possible decrease in risk variable, impact on pre-tax earnings	141.2	72.6
Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(1.1)	(1.8)
Possible decrease in risk variable, impact on pre-tax earnings	1.1	1.8
Commodity Price, Propane
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(0.8)	0.0
Possible decrease in risk variable, impact on pre-tax earnings	0.8	0.0
Differential, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	0.4	0.1
Possible decrease in risk variable, impact on pre-tax earnings	(0.4)	(0.1)
Differential, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	1.9	0.0
Possible decrease in risk variable, impact on pre-tax earnings	$ (1.9)	$ 0.0